Note 4. Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 4. Intangible Assets Tables
Fair value of PIR intangible assets and goodwill
Total Consideration	$3,450,000
Plus: Liabilities assumed in excess of tangible assets	2,029,692
Total fair value of PIR intangible assets and goodwill	$5,479,692

Allocation of PIR intangible assets and goodwill:
Amortizable intangible assets	$3,300,000
Trademarks	720,000
Goodwill	1,459,692
Total fair value of PIR intangible assets and goodwill	$5,479,692

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer lists	$500,000	$(128,333)	$371,667
Customer relationships-noncontractual	25,000	(25,000)	-
Proprietary software	51,000	(34,333)	16,667
Goodwill	43,195	—	43,195
Total intangible assets	$619,195	$(187,666)	$431,529

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer lists	$70,000	$(31,666)	$38,334
Customer relationships-noncontractual	25,000	(22,500)	2,500
Proprietary software	50,000	(25,000)	25,000
Goodwill	43,195	—	43,195
Total intangible assets	$188,195	$(79,166)	$109,029

Assets and liabilities acquired
Cash	$271,602
Accounts receivable	1,405,208
Prepaid expenses and other assets	366,876
Furniture, equipment, and improvements	297,076
Deposits	10,283
Total assets	2,351,045
Accounts payable and accrued expenses	(1,790,133)
Deferred revenue	(1,452,780)
Net tax liabilities	(1,137,824)
Total liabilities	(4,380,737)
Liabilities assumed in excess of tangible assets	$2,029,692

Amortizable intangible assets
	Asset Amount	Useful Life (years)
Client relationships	$1,480,000	7
Customer list	1,270,000	3
Software	550,000	3
	$3,300,000

Unaudited condensed pro-forma financial results
	Nine Months Ended
	September 30,
	2013	2012

Revenues	$12,288,244	$13,826,544
Net Income	$839,595	$738,101
Basic earnings per share	$0.43	$0.39
Diluted earnings per share	$0.41	$0.38

Schedule of future amortization of intangible assets
Years Ending December 31:
2013	$102,333
2014	102,334
2015	94,000
2016	89,333
2017	334
Total	$388,334